STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF OPERATIONS
Total revenues	$ 731,078,833	$ 462,439,368	$ 401,624,981
Cost of revenues	(274,035,806)	(203,170,685)	(163,044,490)
Selling, general and administrative expenses	(400,947,001)	(336,873,524)	(286,687,587)
Goodwill impairment charge	0	0	(417,822,304)
Other operating income	4,917,642	6,475,023	6,180,360
Income (loss) from operations	61,013,668	(71,129,818)	(459,749,040)
Interest expense	(192,566)
Interest income	2,179,547	1,606,462	2,626,919
Other loss, net	(1,051,215)	(732,870)	(10,457,211)
Income (loss) before taxes and equity in affiliates	61,949,434	(70,256,226)	(467,579,332)
Income tax (expense) benefit	(13,676,994)	(1,168,654)	2,723,930
Income (loss) before equity in affiliates	48,272,440	(71,424,880)	(464,855,402)
Income (loss) from equity in affiliates	2,813,849	375,509	(165,110)
Net income (loss)	51,086,289	(71,049,371)	(465,020,512)
Less: Net loss attributable to non-controlling interest	(871,136)	(14,077,967)	(194,663,431)
Net income (loss) attributable to E-House shareholders	$ 51,957,425	$ (56,971,404)	$ (270,357,081)
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.40	$ (0.54)	$ (3.39)
Diluted (in dollars per share)	$ 0.38	$ (0.54)	$ (3.39)
Shares used in computation:
Basic (in shares)	130,163,165	106,159,388	79,769,823
Diluted (in shares)	135,779,997	106,159,388	79,769,823